Intangible Assets - Turkcell 2G License - Additional Information (Detail) ₺ in Thousands, $ in Thousands		12 Months Ended
	Apr. 27, 1998 USD ($)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2016 TRY (₺)
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset		₺ 10,050,172	₺ 8,340,410	₺ 8,235,989
Turkcell 2G license [member]
Disclosure of detailed information about intangible assets [line items]
Amortization period of intangible asset		25-year
Carrying amount of intangible asset		₺ 195,425	₺ 241,407
Consideration paid for acquiring license | $	$ 500,000